ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)										3 Months Ended			12 Months Ended
	Nov. 30, 2023	Nov. 21, 2023	Sep. 07, 2023	Jul. 13, 2023	Feb. 20, 2023	Oct. 25, 2022	Jun. 03, 2022	Feb. 15, 2022	Dec. 20, 2021	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Dec. 16, 2021	Dec. 15, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.001									$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	102,742,362								101,779,323	102,742,362		101,853,397	102,310,933	101,853,397
Common stock, shares outstanding	102,742,362								101,779,323	102,742,362		101,853,397	102,310,933	101,853,397
Shares issued	0									373,822	30,000		427,536
Purchase price	$ 2.50									$ 2.50			$ 2.50
Gross proceeds											$ 299,055	$ 75,000	$ 1,068,728	$ 185,185
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services		500
Shares issued		373,822
Purchase price		$ 2.50
Gross proceeds		$ 21,645	$ 912,889
Ms Ang Lee Kim Jane [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued								74,074
Purchase price								$ 2.50
Gross proceeds								$ 185,185
Ms Ang Lee Kim Jane [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued								6,000,000
Mr Wong Hon Wai [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							5,000
Purchase price							$ 2.50
Gross proceeds							$ 12,500
Mr Wong Hon Wai [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							6,000,000
Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						129,621
Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						15,000
Eight Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price						$ 2.50
Gross proceeds						$ 361,553
Eight Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						6,000,000
Eleven Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued					57,783
Purchase price					$ 2.50
Gross proceeds					$ 144,443
Eleven Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued					6,000,000
Thirty One Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				250,132
Purchase price				$ 2.50
Gross proceeds				$ 625,330
Thirty One Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				6,000,000
Seventy One Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			365,164
Purchase price			$ 2.50
Gross proceeds			$ 912,889
Seventy One Investors [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			365,164
Purchase price			$ 2.50
Gross proceeds			$ 912,889
Seventy One Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			6,000,000
Seventy One Investors [Member] | Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			6,000,000
Wong Chun Shoong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		8,658
Purchase price		$ 2.50
Gross proceeds		$ 21,645
Wong Chun Shoong [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		8,658
Purchase price		$ 2.50
Gross proceeds		$ 21,645
Wong Chun Shoong [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		6,000,000
Wong Chun Shoong [Member] | Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		6,000,000
Allotment Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued									98,809,323
Round 2 Stockholders Offerings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued										6,000,000			6,000,000
Purchase price	$ 2.50									$ 2.50			$ 2.50
WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									67.34%
Shares issued for services									2,000,000
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock award shares									2,000,000
Common stock, par value									$ 0.001
Ownership percentage									67.34%
Sale of stock price per share									$ 100
Share Exchange Agreement [Member] | Chan Kok Wei [Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									50.00%
Share Exchange Agreement [Member] | Ong Bee Chen [Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									50.00%
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									2.00%
Shares issued									24,000
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									0.01%
Shares issued									6,000
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									0.05%
Shares issued									49,320
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									0.009%
Shares issued									8,280
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKLEE Sellers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									0.014%
Shares issued									14,400
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Tan Soon Hock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									6.91%
Shares issued									7,037,762
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Ivan Oh Joon Wern [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									2.48%
Shares issued									2,520,000
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Relevant Interest Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									5.90%
Shares issued									6,001,794
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									62.25%
Shares issued									63,362,756
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									14.05%
Shares issued									14,297,259
IPAssignment [Member] | WKL Edo Earth Holdindings [Member] | Certain Nominees [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									5.39%
Shares issued									5,487,752
EvoAir International Limited [Member] | Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration price									$ 100